Fair Value Measurements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 28, 2023	Jul. 26, 2022	May 16, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration			$ 200	$ (2,200)	$ 100	$ (4,100)	$ (3,800)	$ (1,402)
Investment in equity securities, shares	5,745,678	6,446,946
Class of warrant or right, exercise price of warrants or rights									$ 100.00
Fair Value, Inputs, Level 3 [Member] | Purchase Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right, exercise price of warrants or rights											$ 55.40
Fair Value, Inputs, Level 3 [Member] | Inducement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right, number of securities called by warrants or rights										214,286
Class of warrant or right, exercise price of warrants or rights										$ 33.20
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right, number of securities called by warrants or rights											170,950